CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Capital notes [Member]	Unearned compensation [Member]	Accumulated other comprehensive income (loss) [Member]	Foreign currency translation adjustments [Member]	Accumulated deficit [Member]	Treasury stock [Member]	Comprehensive income (loss) [Member]	Noncontrolling interest [Member]	Total
BALANCE at Dec. 31, 2015	$ 326,572	$ 1,273,545	$ 48,553	$ 58,209	$ (264)	$ (26,546)	$ (1,273,654)	$ (9,072)		$ (11,757)	$ 385,586
BALANCE, SHARES at Dec. 31, 2015	82,144
Issuance of shares	$ 12,504	27,496									40,000
Issuance of shares, shares	3,297
Conversion of debentures and exercise of warrants into share capital	$ 12,069	10,223									22,292
Conversion of debentures and exercise of warrants into share capital, shares	3,080
Exercise of options	$ 14,412	3,192									17,604
Exercise of options, shares	3,650
Capital notes converted into share capital	$ 3,500	3,789	(7,289)
Capital notes converted into share capital, shares	900
Employee stock-based compensation				9,406							9,406
Stock-based compensation related to the Facility Agreement with the Banks		480									480
Dividend paid to Panasonic										(2,563)	(2,563)
Accumulated amount due to adoption of ASU No. 2016-09, Compensation - Stock Compensation (Topic 718)				1,306			(1,306)
Other comprehensive income:
Profit							203,924		$ 203,924	5,242	209,166
Foreign currency translation adjustments						(737)			(737)	1,660	923
Change in employees plan assets and benefit obligations					(546)				(546)		(546)
Unrealized gain (loss) on derivatives					266				266		266
Comprehensive income									202,907		202,907
BALANCE at Dec. 31, 2016	$ 369,057	1,318,725	41,264	68,921	(544)	(27,283)	(1,071,036)	(9,072)		(7,418)	682,614
BALANCE, SHARES at Dec. 31, 2016	93,071
Issuance of shares	$ 12,128	4,247									16,375
Issuance of shares, shares	2,914
Conversion of debentures and exercise of warrants into share capital
Exercise of options	$ 6,750	8,180									14,930
Exercise of options, shares	1,629
Capital notes converted into share capital	$ 3,792	16,714	(20,506)
Capital notes converted into share capital, shares	930
Employee stock-based compensation				11,644							11,644
Dividend paid to Panasonic										(5,501)	(5,501)
Other comprehensive income:
Profit							298,011		298,011	3,645	301,656
Foreign currency translation adjustments						2,761			2,761	2,920	5,681
Change in employees plan assets and benefit obligations					511				511		511
Unrealized gain (loss) on derivatives					1,796				1,796		1,796
Comprehensive income									303,079		303,079
BALANCE at Dec. 31, 2017	$ 391,727	1,347,866	20,758	80,565	1,763	(24,522)	(773,025)	(9,072)		(6,354)	1,029,706
BALANCE, SHARES at Dec. 31, 2017	98,544
Conversion of notes into share capital	$ 23,722	34,864									58,586
Conversion of notes into share capital, shares	5,790
Exercise of options and RSUs	$ 3,043	(2,334)									709
Exercise of options and RSUs, shares	732
Employee stock-based compensation				12,661							12,661
Other comprehensive income:
Profit							135,579		135,579	(2,200)	133,379
Foreign currency translation adjustments						1,806			1,806	1,793	3,599
Change in employees plan assets and benefit obligations					269				269		269
Unrealized gain (loss) on derivatives					(2,704)				(2,704)		(2,704)
Comprehensive income									$ 134,950		134,950
BALANCE at Dec. 31, 2018	$ 418,492	$ 1,380,396	$ 20,758	$ 93,226	$ (672)	$ (22,716)	$ (637,446)	$ (9,072)		$ (6,761)	$ 1,236,205
BALANCE, SHARES at Dec. 31, 2018	105,066
OUTSTANDING SHARES, NET OF TREASURY STOCK AS OF DECEMBER 31, 2018 at Dec. 31, 2018	104,980